INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS

Intangible assets are as follows:

	September 30,	December 31,
	2022	2021
Acquired technology – Polytherapeutics	$40,433	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,040,433	1,040,433
Accumulated amortization	(309,861)	(231,829)
Net book value	$730,572	$808,604

The Company recorded amortization expense of approximately $78,000 for the nine months ended September 30, 2022 and 2021. The Company recorded amortization expense of approximately $26,000 for the three months ended September 30, 2022 and 2021. The annual amortization expense expected to be recorded for existing intangible assets for the years 2022 through 2026, and thereafter, is approximately $26,000, $104,000, $104,000, $104,000, $104,000, and $288,000, respectively.

NOTE 10 - INTANGIBLE ASSETS

Intangible assets are as follows:

	December 31,
	2021	2020
Acquired technology – Polytherapeutics	$40,433	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,040,433	1,040,433
Accumulated amortization	(231,829)	(127,785)
Net book value	$808,604	$912,648

The Company recorded amortization expense of approximately $104,000, $104,000, and $21,000 in the years ended December 31, 2021, 2020 and 2019, respectively. Amortization expense for each of the next 5 years is expected to be approximately $104,000, and then approximately $288,000 thereafter.